Financial Instruments - Thereof aggregated to categories according to IFRS 9 (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Financial Instruments
Carrying amount, financial assets	€ 205,548	€ 353,260
Carrying amount, financial liabilities	63,433
Financial assets measured at amortized cost
Financial Instruments
Carrying amount, financial assets	205,548	253,341
FVTPL.
Financial Instruments
Carrying amount, financial assets		99,919
FVTPL
Financial Instruments
Carrying amount, financial liabilities	26,267	21,405
Financial liabilities measured at amortized cost
Financial Instruments
Carrying amount, financial liabilities	€ 37,166	€ 38,241